--------------------------------------------------------------------------------


                                  ANNUAL REPORT


                                [GRAPHIC OMITTED]

                             THE LEGACY FUNDS, INC.


                                [GRAPHIC OMITTED]



                               Legacy Growth Fund


                                October 31, 2001

--------------------------------------------------------------------------------

Dear Fellow Shareholders:

     This is the second annual report of your Fund, covering the fiscal year November 1, 2000 through October 31, 2001.

     Having moved downward during the first eight months of 2001, reflecting the sharply slowed growth in the U.S. economy, equity prices fell further after the horrendous destruction of the World Trade Center buildings on September 11, as the disaster further undermined investor confidence in the economy. Prices have since recovered somewhat as investors have come to the view that the current recession may be relatively short lived.

     In the aftermath of the attack, we have tried to step back and assess the outlook for the economy going forward. Fortunately, the monetary stimulus applied by the Federal Reserve to (1) increase liquidity by increasing the money supply and (2) drive the effective Federal Funds rate below 1% are, in our opinion, exactly what is needed from the Federal Reserve to encourage economic growth. We are also hopeful that the Congress and President will agree to accelerate portions of the tax rate reduction legislation, which was passed earlier this year, in order to provide fiscal stimulus in addition to the monetary stimulus being applied by the Federal Reserve. If (1) the Federal Reserve continues to increase the money supply at a rate sufficient to support a growing economy, (2) the effective Federal Funds Rate is maintained below that of very short term U.S. Treasury securities, and (3) the Congress and President put in place constructive fiscal stimulus measures, we believe the U.S. economy could achieve a higher rate of growth over the short-to-medium term than would otherwise have been the case.

     With reference to investment strategy, we continue to believe that the best method of building capital is selecting companies carefully in accordance with a stringent set of criteria, buying their securities at prices deemed reasonable, and staying with them over the long term. Over time a longer-term strategy has been consistently superior to a "market-timing" approach when trying to generate above-average, long-term returns in one's portfolio. We believe it is very important, especially when the markets experience the inevitable periodic downdrafts, to retain one's focus on one's longer-term strategy. We have not changed ours. Most likely, the economy will not grow as quickly in the next few years as it has in the recent past. However, we continue to believe that well managed companies, which have strong financial underpinnings and generate sustained, above-average earnings growth will continue to deliver good returns to their investors over the longer term.

     Reflecting the downward bias of the equity markets over the fiscal year of the Fund, the Net Asset Value of the Fund during this period fell from $10.03 to $6.24. As of November 26, 2001, the NAV had risen to $7.11, reflecting the recent rebound in growth-oriented equities.

     As always the Board of Trustees and I very much appreciate your confidence. We hope you will have an enjoyable holiday season and a positive, healthy New Year.

                                               Robert E. Belknap
                                               Portfolio Manager and President


[GRAPH]

                                    2/15/00     4/30/00     7/31/00    10/31/00
Legacy Growth Fund                  $10,000     $10,190     $10,460     $10,030
S&P 500 Stock Index                 $10,000     $10,383     $10,257     $10,276
NASDAQ Composite Index              $10,000      $8,733      $8,521      $7,622
Lipper Large Cap Growth Fund Index  $10,000      $9,966      $9,811      $9,326

Legacy Growth Fund                1/31/01     4/30/01     7/31/01     10/31/01
S&P 500 Stock Index                $8,841      $7,560      $7,210       $6,241
NASDAQ Composite Index             $9,849      $9,036      $8,787       $7,716
Lipper Large Cap Growth Fund Index $6,272      $4,787      $4,585       $3,823
                                   $8,258      $6,926      $6,436       $5,571

Annual Total Returns (%) For Periods Ended October 31, 2001

                                                         Average Annual
                                         One Year       Since Inception(1)
                                        ----------      ----------------
Legacy Growth Fund                       -37.79%           -24.07%
S&P 500 Stock Index                      -24.90%           -14.07%
NASDAQ Composite Index                   -49.84%           -43.02%
Lipper Large Cap Growth Fund Index       -40.27%           -28.98%


--------------------------------------------------------------------------------
The S&P 500 Stock Index and the NASDAQ Composite Index are unmanaged but commonly used measures of common stock total return performance. The Lipper Large Cap Growth Fund Index is the composite of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. This chart assumes an initial gross investment of $10,000 made on February 15, 2000 (commencement of operations). Returns shown include the reinvestment of dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
--------------------------------------------------------------------------------

1 Inception date for the Legacy Growth Fund and index data is February 15, 2000.

                         Analysis Of Investment Results

     The Legacy Growth Fund's Net Asset Value ("NAV") ended the fiscal year October 31, 2001 at $6.24, compared with a figure of $10.03 at October 31, 2000, recording a decrease of 37.8%. During the same period the Standard & Poors 500 Index fell 24.9%; the NASDAQ composite was down 49.8% and the Lipper Large Cap Growth Fund Index was down 40.3%. The overall market weakness during the fiscal year was attributed to the slowing economy, rising unemployment levels and companies lowering and missing earnings estimates, and then a further loss of confidence after the terrorist attacks on September 11.

     The Fund is invested generally in the financial services, technology and consumer growth/pharmaceutical categories. While the Fund's investment manager cut back the technology sector early in calendar 2001 due to the very high valuations then extant, the very sharp decline in the prices of virtually all companies in this sector was the main causal factor in the decline in the NAV during the Fund's fiscal year. Prices of stocks in the financial services and consumer growth/pharmaceutical sectors were up generally during the period, but could not offset the sharp downward move of the technology sector.

================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001


--------------------------------------------------------------------------------

                                                                ----------------
                                                                    Legacy
                                                                  Growth Fund
                                                                ----------------
ASSETS:
      Investments, at market value
         (Cost of $4,665,791)                                        $3,587,759
      Cash                                                                  250
      Receivable from Adviser                                             9,314
      Receivable for Securities Sold                                    173,902
      Interest receivable                                                    88
      Dividends receivable                                                1,277
      Prepaid assets                                                      1,667
                                                                ----------------
             Total assets                                             3,774,257
                                                                ----------------

LIABILITIES:

      Accrued expenses and other liabilities                             39,242
                                                                ----------------
             Total liabilities                                           39,242
                                                                ----------------


NET ASSETS                                                           $3,735,015
                                                                ================


NET ASSETS CONSIST OF:
      Capital stock                                                  $5,892,404
      Accumulated undistributed net realized
      loss on investments                                            (1,079,357)
      Net unrealized depreciation on investments                     (1,078,032)
                                                                ----------------
             Total net assets                                        $3,735,015
                                                                ================

      Shares outstanding
             (Unlimited shares authorized with a
              par value of  $0.001 each)                                598,479
                                                                ================

      Net asset value, redemption price and
      offering price per share                                            $6.24
                                                                ================
                     SEE NOTES TO THE FINANCIAL STATEMENTS.

================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001
--------------------------------------------------------------------------------

                                                                 ---------------
                                                                       Legacy
                                                                     Growth Fund
                                                                 ---------------
INVESTMENT INCOME:
      Dividend income (net of withholding tax of $322)                $ 29,711
      Interest income                                                    3,746
      Other income                                                       4,676
                                                                 --------------
           Total investment income                                      38,133
                                                                 --------------


EXPENSES:
      Investment advisory fees                                          43,759
      Administration fees                                               31,381
      Fund accounting fees                                              24,455
      Transfer agent fees and expenses                                  16,920
      Distribution fees                                                 21,880
      Insurance fees                                                    11,048
      Custody fees                                                       8,048
      Professional fees                                                 76,477
      Federal and state registration                                    11,444
      Trustees' fees and expenses                                        1,662
      Reports to shareholders                                              365
      Other                                                                641
                                                                 --------------
           Total expenses before Adviser reimbursement                 248,080
                                                                 --------------
              Less:  Fees waived and expenses reimbursed by
                     Adviser                                          (164,496)
              Less:  Distribution fees waived                           (9,193)
                                                                 --------------
                 Total fees waived and expenses reimbursed            (173,689)
                                                                 --------------
                 Net expenses                                           74,391
                                                                 --------------
NET INVESTMENT LOSS                                                    (36,258)
                                                                 --------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on investments                                (960,460)
      Changes in unrealized depreciation on investements            (1,056,069)
                                                                 ---------------

      Net realized and unrealized loss on investements              (2,016,529)
                                                                 ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   (2,052,787)
                                                                 ===============

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Legacy Growth Fund
                                                                ----------------------------------------

                                                                 For the Year       February 15, 2000*
                                                                     ended            through
                                                                 October 31, 2001   October 31, 2000
                                                                ------------------ --------------------

OPERATIONS:
      Net investment loss                                             $ (36,258)         $ (18,299)
      Net realized loss on investments                                 (960,460)          (118,897)
      Change in unrealized depreciation on investments               (1,056,069)           (21,963)
                                                                ------------------ ----------------
           Net decrease in net assets resulting from operations      (2,052,787)          (159,159)
                                                                ------------------ ----------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                       1,218,648          4,929,541
      Cost of shares redeemed                                          (247,794)           (53,434)
                                                                ------------------ ----------------
           Net increase in net assets resulting from
           capital share transactions                                   970,854          4,876,107
                                                                ------------------ ----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              (1,081,933)         4,716,948
                                                                ------------------ ----------------

NET ASSETS:
      Beginning of period                                             4,816,948            100,000
                                                                ------------------ ----------------

      End of period                                                 $ 3,735,015        $ 4,816,948
                                                                ================== ================

      Undistributed net investment income included in

           net assets at end of period                             $          0       $          0
                                                                ================== ================

    * Commencement of operations


                     See Notes to the Financial Statements.


================================================================================
THE LEGACY FUNDS, INC.
================================================================================


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------ -------------


                                                                              Legacy Growth Fund
                                                                   -----------------------------------------------
                                                                        For the Year       February 15, 2000*
                                                                           ended                 through
                                                                      October 31, 2001      October 31, 2000
                                                                   ----------------------- -----------------------
PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                                $10.03                $10.00
                                                                   ----------------------- -----------------------

      INCOME FROM INVESTMENT OPERATIONS:
           Net investment loss(1)                                          (0.02)                (0.04)

           Net realized and unrealized gain (loss) on investments          (3.77)                 0.07
                                                                   ----------------------- -----------------------
                Total gain (loss) from investment operations               (3.79)                 0.03
                                                                   ----------------------- -----------------------

      NET ASSET VALUE, END OF PERIOD                                       $6.24                $10.03
                                                                   ====================== ========================

TOTAL RETURN(2)                                                           (37.79%)                0.30%

SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                                       $3,735,015            $4,816,948
      Ratio of net expenses to average net assets:
           Before expense reimbursement(3)                                 5.67%                 5.70%
           After expense reimbursement(3)                                  1.70%                 1.70%
      Ratio of net investment loss to average net assets:
           Before expense reimbursement(3)                                (4.80%)               (4.90%)
           After expense reimbursement(3)                                 (0.83%)               (0.90%)
      Portfolio turnover rate                                                43%                   21%


    * Commencement of operations.

1 Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

2    Not annualized for periods less than one year.

3    Annualized for periods less than one year.

                     See Notes to the Financial Statements.


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

SCHEDULE OF INVESTMENTS - October 31, 2001

Legacy Growth Fund

            Shares                                                      Value
-------------------------------------------------------------------------------

                      COMMON STOCKS - 95.7%
                      BROKERAGE SERVICES - 2.2%
             6,500    Charles Schwab Corporation                      $ 83,720
                                                                ---------------
                      BUSINESS SERVICES - 5.6%
             2,100    Automatic Data Processing, Inc.                  108,486
             1,500    First Data Corporation                           101,355
                                                                ---------------
                                                                       209,841
                                                                ---------------
                      CAPITAL GOODS - 7.5%
             2,500    General Electric Company                          91,025
             2,000    Roper Industries, Inc.                            84,800
             2,100    Tyco International Ltd.                          103,194
                                                                ---------------
                                                                       279,019
                                                                ---------------

                      DRUGS - 6.7%
             1,500    Merck & Co., Inc.                                 95,715
            13,000    NeoTherapeutics, Inc.*                            52,520
             2,400    Pfizer Inc.                                      100,560
                                                                ---------------
                                                                       248,795
                                                                ---------------

                      ELECTRONICS - 4.5%
             4,500    Flextronics International Ltd.*                   89,550
             6,500    Solectron Corporation*                            79,950
                                                                ---------------
                                                                       169,500
                                                                ---------------

                       FINANCIAL SERVICES - 12.6%
             2,900    American Express Company                          85,347
             2,200    Citigroup Inc.                                   100,144
             3,300    MBNA Corporation                                  91,113
             3,400    T. Rowe Price Group Inc.                          94,384
             2,200    State Street Corporation                         100,188
                                                                ---------------
                                                                       471,176
                                                                ---------------

                      FOOD SERVICES- 2.6%
             4,000    SYSCO Corporation                                 96,440
                                                                ---------------

                      HOTELS - 2.1%
             2,500    Marriott International, Inc.                      78,325
                                                                ---------------

                      INSURANCE - 10.3%
             2,800    ACE Limited                                       98,700
             4,100    Annuity and Life Re (Holdings), Ltd.              95,284
             1,000    Marsh & McLennan Companies, Inc.                  96,750
             1,100    XL Capital Ltd.                                   95,546
                                                                ---------------
                                                                       386,280
                                                                ---------------

                      INVESTMENT BANKING - 7.0 %
             1,200    Goldman Sachs Group, Inc.                       $ 93,792
             1,800    Merrill Lynch & Co., Inc.                         78,678
             1,800    Morgan Stanley Dean Witter & Co.                  88,056
                                                                ---------------
                                                                       260,526
                                                                ---------------

                      MEDICAL - 8.4%
             1,800    American Home Products Corporation               100,494
             1,900    Amgen Inc.*                                      107,958
             1,800    Johnson & Johnson                                104,238
                                                                ---------------
                                                                       312,690
                                                                ---------------

                      MEDICAL INSTRUMENTS - 2.4%
             3,000    Techne Corporation*                               90,420
                                                                ---------------

                      RETAIL - GENERAL - 6.9%
             2,300    Home Depot, Inc.                                  87,929
             2,000    Walgreen Co.                                      64,760
             2,000    Wal-Mart Stores, Inc.                            102,800
                                                                ---------------
                                                                       255,489
                                                                ---------------

                      SOFTWARE - 6.8%
             1,400    Microsoft Corporation*                            81,410
             2,000    NVIDIA Corporation*                               85,720
             2,800    Research In Motion Limited*                       45,528
             2,600    Siebel Systems, Inc.*                             42,458
                                                                ---------------
                                                                       255,116
                                                                ---------------

                      TECHNOLOGY - 10.1%
             5,000    Cisco Systems, Inc.*                              84,600
             6,000    EMC Corporation *                                 73,920
             6,000    Oracle Corporation*                               81,360
             7,000    Sun Microsystems, Inc.*                           71,050
             5,100    Symbol Technologies, Inc.                         65,535
                                                                ----------------
                                                                       376,465
                                                                ---------------
                      TOTAL COMMON STOCKS (Cost of $4,651,834)       3,573,802
                                                                ---------------


                    See Notes to the Financial Statements.

--------------------------------------------------------------------------------
                      SHORT-TERM INVESTMENTS - 0.4%
--------------------------------------------------------------------------------

            13,957    First American Treasury Obligation              $ 13,957
                                                                ----------------

                      TOTAL SHORT-TERM INVESTMENTS
                      (Cost of $13,957)                                 13,957
                                                                ----------------

                      TOTAL INVESTMENTS - 96.1%
                      (Cost of $4,665,791)                           3,587,759
                                                                ----------------

                      Other Assets in Excess of Liabilities -3.9%      147,256
                                                                ----------------

                      TOTAL NET ASSETS - 100.0%                    $ 3,735,015
                                                               =================



                      *   Non-income producing security.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

================================================================================
THE LEGACY FUNDS, INC.
================================================================================

NOTES TO THE FINANCIAL STATEMENTS                               October 31, 2001


Legacy Growth Fund

--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Legacy Funds, Inc. (the "Trust") was organized as a Delaware Business Trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Legacy Growth Fund (the "Fund") is the first series. The Fund is a diversified series of the Trust. The principal objective of the Fund is long-term growth of capital. The Fund commenced operations on February 15, 2000.

     The costs incurred in connection with the organization have been paid on behalf of the Trust by Ingalls & Snyder, LLC (the "Adviser") and will not be reimbursed by the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     (a)  Investment Valuation
          The Fund's securities are valued at their market value, which usually means the last quoted sale price on the security's principal exchange on that day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and asked prices. Other assets and securities for which market quotations are not readily available will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. Short-term instruments (those with a remaining maturity of 60 days or less) are valued at amortized cost, which approximates market value.

     (b)  Federal Income Taxes
          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

     (c)  Distributions to Shareholders
          Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized capital gains, if any, will also be declared and paid annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at October 31, 2001, reclassifications were recorded to increase accumulated net investment income by $36,258 and decrease capital stock by $36,258. The Fund has a capital loss carry forward of $118,897 which will expire in the tax year ending October 31, 2008 and a capital loss carry forward of $960,460 which will expire in the tax year ending October 31, 2009.

     (d)  Use of Estimates
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     (e)  Other
          Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original costs of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide could impact the presentation of the financial statements, management does not expect it to have a material impact on the Fund.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                                         Year Ended       Period Ended
                                                      October 31, 2001  October 31, 2000
                                                      ----------------  ----------------
         Shares outstanding, beginning of period          480,369            10,000
         Shares sold                                      152,955           475,455
         Shares redeemed                                  (34,845)           (5,086)
                                                          --------          ---------
         Net increase                                     118,110           470,369
                                                          --------          ---------
         Shares outstanding, end of year                  598,479           480,369
                                                          ========          =========


4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the year ended October 31, 2001, were $2,663,247 and $1,834,299, respectively.

     At October 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

         Appreciation                                      $    188,481
         (Depreciation)                                      (1,266,513)
                                                            ------------
         Net unrealized depreciation on investments         $(1,078,032)
                                                            ===========

     At October 31, 2001, the cost of investments for federal income tax purposes was $4,665,791.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily assets.

     The Adviser agreed contractually to waive its management fee and/or reimburse the Fund's other expenses, to the extent necessary, to ensure that the Fund's operating expenses do not exceed 1.70% of its average daily net assets for the Fund's fiscal year ended October 31, 2001 and has contractually agreed to continue to waive its management fee and/or reimburse the Fund's other expenses for the fiscal year ending October 31, 2002. This contractual fee waiver may not be discontinued or modified by Ingalls & Snyder during the stated period. For the year ended October 31, 2001, the Adviser assumed $98,708 of operating expenses on behalf of the Fund.

     Firstar Bank, N.A., a subsidiary of U.S. Bancorp, a publicly-held bank holding company, serves as custodian for the Fund. Firstar Mutual Fund Services, LLC, a wholly-owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Trust.

     The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund will pay distribution fees to Ingalls & Snyder LLC (the "Distributor") at an annual rate of 0.50% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor for services provided and expenses incurred in connection with the sales of shares.

     Effective May 25, 2001, Ingalls & Snyder LLC, the Distributor of shares of the Fund, has agreed to waive its distribution (12b-1) fee. This fee waiver may be terminated by Ingalls & Snyder at any time. The waiver of the distribution fee did not have any effect on the overall expense ratio for the fiscal year ended October 31, 2001, and will not have an immediate effect on the overall expense ratio of the Fund for the fiscal year ending October 31, 2002, because of the obligation of Ingalls & Snyder under its Investment Advisory Agreement with the Fund to limit the Total Annual Fund Operating Expenses of the Fund on an annualized basis to no more than 1.70% of the Fund's average net assets.

     For the year ended October 31, 2001, the Fund paid Ingalls & Snyder, LLC $12,384 of brokerage commissions.


Report of Independent Public Accountants



To the Board of Trustees of The Legacy Funds, Inc. and the Shareholders of Legacy Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Legacy Growth Fund (the portfolio constituting the Legacy Funds, Inc., a Delaware business trust) as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the period from February 15, 2000 (commencement of operations) to October 31, 2000, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Growth Fund as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from February 15, 2000 (commencement of operations) to October 31, 2000, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.




ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
November 28, 2001


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                               Investment Adviser
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                                   Distributor
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                         Administrator, Fund Accountant
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                  Legal Counsel
                            Hughes Hubbard & Reed LLP
                             One Battery Park Plaza
                               New York, NY 10004

                         Independent Public Accountants
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                    Trustees
                                Theodore F. Ells
                                Robert E. Belknap
                              Barnabas B. B. Breed
                             Thomas O. Boucher, Jr.
                                Edward W. Wheeler

                                    Officers
                          Robert E. Belknap - President
                      Elizabeth A. Larson - Vice President
                          Joseph Neuberger - Treasurer
                            Paul D. Flaa - Secretary
                      Dana L. Armour - Assistant Secretary


This report must be accompanied or preceded by the Fund's current prospectus.
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